Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Entity Central Index Key	0001816319
Entity File Number	001-41418
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Unit 504, Building 3 Studio City
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	179,997,491
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dharmesh Pandya
Contact Personnel Email Address	info@lytuscorp.com
Entity Address, Address Line One	Unit 504, Building 3 Studio City
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+91
Local Phone Number	981985321